AMERITAS LIFE INSURANCE CORP.
                               ("Ameritas Life")

              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                              ("Separate Account")

                                 Supplement to

                            Ameritas Advisor VUL(R)
                          Prospectus Dated May 1, 2010

                       Supplement Dated October 22, 2010




The Portfolio Company Operating Expenses heading on page 7 is corrected to read as follows:

    [ ]  Portfolio Company Operating Expenses (as of December 31, 2009)

Also, in the first sentence of that section, the phrase "as of December 31, 2008" is deleted.



All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

      If you do not have a current prospectus, please contact Ameritas at
                                1-800-255-9678.